STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Automobiles & Components - 1.1%
Mobileye Global, Inc., Cl. A	98,319	[a,b]	4,035,995
Banks - 1.5%
Popular, Inc.	80,111		5,911,391
Capital Goods - 4.4%
CNH Industrial NV	364,140	[b]	3,910,864
Huntington Ingalls Industries, Inc.	27,847		6,600,296
Quanta Services, Inc.	33,049		6,223,457
			16,734,617
Commercial & Professional Services - 8.1%
CACI International, Inc., Cl. A	19,154	[b]	6,147,476
Clarivate PLC	554,274	[a,b]	4,301,166
Equifax, Inc.	37,730		8,214,198
Rentokil Initial PLC, ADR	223,084		6,101,347
Waste Connections, Inc.	47,205		6,395,805
			31,159,992
Consumer Discretionary Distribution - 2.1%
Ross Stores, Inc.	62,514		8,150,575
Consumer Durables & Apparel - 2.9%
Hasbro, Inc.	95,772		4,444,779
Skechers USA, Inc., Cl. A	110,701	[b]	6,521,396
			10,966,175
Consumer Services - 5.3%
ADT, Inc.	625,776		3,673,305
Aramark	300,318		8,411,907
Expedia Group, Inc.	60,548	[b]	8,245,427
			20,330,639
Consumer Staples Distribution - 1.9%
Dollar Tree, Inc.	60,316	[b]	7,454,454
Energy - 8.1%
Antero Resources Corp.	233,047	[b]	5,506,901
EQT Corp.	46,407		1,854,424
Hess Corp.	25,710		3,613,798
NOV, Inc.	371,040		6,982,973
Pioneer Natural Resources Co.	28,693		6,646,447
Valero Energy Corp.	50,978		6,390,602
			30,995,145
Equity Real Estate Investment - 4.4%
Alexandria Real Estate Equities, Inc.	31,183	[c]	3,411,420
Digital Realty Trust, Inc.	64,609	[c]	8,966,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Equity Real Estate Investment - 4.4% (continued)
Equity Residential	78,333	[c]	4,452,448
			16,830,305
Financial Services - 9.7%
Ares Management Corp., Cl. A	61,333		6,884,629
Euronet Worldwide, Inc.	60,825	[b]	5,305,157
Fidelity National Information Services, Inc.	36,853		2,161,060
Global Payments, Inc.	68,313		7,954,366
LPL Financial Holdings, Inc.	30,951		6,880,407
Voya Financial, Inc.	111,073		7,942,830
			37,128,449
Food, Beverage & Tobacco - 3.8%
Conagra Brands, Inc.	181,025		5,121,197
Molson Coors Beverage Co., Cl. B	86,117		5,299,640
Tyson Foods, Inc., Cl. A	87,884		4,116,487
			14,537,324
Health Care Equipment & Services - 8.0%
Baxter International, Inc.	117,364		4,234,493
Centene Corp.	115,563	[b]	8,514,682
Encompass Health Corp.	103,201		6,725,609
Laboratory Corp. of America Holdings	21,925		4,755,752
Zimmer Biomet Holdings, Inc.	53,552		6,228,633
			30,459,169
Insurance - 6.7%
Arch Capital Group Ltd.	79,185	[b]	6,626,993
Assurant, Inc.	37,546		6,308,478
Reinsurance Group of America, Inc.	41,227		6,722,475
RenaissanceRe Holdings Ltd.	27,283		5,848,384
			25,506,330
Materials - 4.7%
CRH PLC	88,884		5,577,471
Freeport-McMoRan, Inc.	123,155		4,596,145
Newmont Corp.	199,353		8,011,997
			18,185,613
Media & Entertainment - 1.8%
Warner Music Group Corp., Cl. A	206,625	[a]	6,841,354
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Neurocrine Biosciences, Inc.	41,366	[b]	4,822,862
Sarepta Therapeutics, Inc.	54,454	[b]	4,426,021
United Therapeutics Corp.	25,817	[b]	6,196,080
			15,444,963
Real Estate Management & Development - .9%
Zillow Group, Inc., Cl. C	80,515	[b]	3,296,284

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Semiconductors & Semiconductor Equipment - 1.7%
MKS Instruments, Inc.		81,164		6,700,088
Software & Services - 4.3%
Akamai Technologies, Inc.		67,499	[b]	7,798,159
Cognizant Technology Solutions Corp., Cl. A		55,587		3,912,213
Dolby Laboratories, Inc., Cl. A		53,152		4,577,982
				16,288,354
Transportation - 3.6%
Knight-Swift Transportation Holdings, Inc.		83,841		4,508,969
Lyft, Inc., Cl. A		367,603	[b]	4,311,983
Norfolk Southern Corp.		22,438		4,895,074
				13,716,026
Utilities - 7.5%
Constellation Energy Corp.		91,262		11,046,352
Dominion Energy, Inc.		105,303		4,774,438
Exelon Corp.		138,316		5,326,549
Vistra Corp.		214,042		7,579,227
				28,726,566
Total Common Stocks (cost $318,188,725)				369,399,808

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
SPDR S&P MidCap 400 ETF Trust (cost $1,828,829)		4,043	[a]	1,895,480

Private Equity - .8%
Software & Services - .8%
Databricks, Inc.		32,643	[b,d]	2,703,167
Databricks, Inc., Ser. I (Preferred)		2,689	[b,d]	222,676
Total Private Equity (cost $2,596,385)				2,925,843
	1-Day Yield (%)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,274,170)	5.41	8,274,170	[e]	8,274,170

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,852,633)	5.41	2,852,633	[e]	2,852,633
Total Investments (cost $333,740,742)		100.6%		385,347,934
Liabilities, Less Cash and Receivables		(.6%)		(2,395,516)
Net Assets		100.0%		382,952,418

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $7,241,563 and the value of the collateral was $7,356,470, consisting of cash collateral of $2,852,633 and U.S. Government & Agency securities valued at $4,503,837. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at November 30, 2023. These securities were valued at $2,925,843 or ..8% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	369,399,808	-	-	369,399,808
Equity Securities - Private Equity	-	-	2,925,843	2,925,843
Exchange-Traded Funds	1,895,480	-	-	1,895,480
Investment Companies	11,126,803	-	-	11,126,803

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $51,607,192, consisting of $76,809,235 gross unrealized appreciation and $25,202,043 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.